Expense Example - Transamerica Market Participation Strategy VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	74	230	401	894	99	309	536	1,190